SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Revenues by Region
The following tables present total revenues for the years ended December 31, 2017, 2018 and 2019 and long-lived assets as of December 31, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019
Revenues from sales to unaffiliated customers:

North America	$39,498	$41,384	$42,474
Europe	45,448	38,919	42,439
Africa	12,111	23,690	25,614
Asia-Pacific and Middle East	44,983	47,320	53,948
India	130,042	131,201	49,748
Latin America	59,951	61,360	71,360

	$332,033	$343,874	$285,583

 Property and equipment, net, by geographic areas:

	December 31,
	2018	2019

Israel	$28,494	$29,165
Others	5,119	5,700
	$33,613	$34,865